Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan	Note 15. Employee Benefit Plan The Company provides and sponsors a 401(k) plan for its employees. For the years ended December 31, 2020 and 2019, no contributions were made to the plan by the Company.